SCHEDULE OF RIGHT-OF-USE ASSETS, NET (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Right-of-use assets, beginning balance		$ 225,672		$ 357,202
Amortization		(184,649)		(125,575)
Modification adjustment	[1]	18,874		(5,955)
Additions		87,768	[2]		$ 482,619
Exchange realignment		(585)
Right-of-use assets, ending balance		$ 147,080		$ 225,672	$ 357,202

[1]	For a lease in Monaco, there were rent reviews in February 2025 and 2026 and modification adjustments were made to account for the change in monthly rent.
[2]	In April 2025, the Group entered into a lease agreement in United Kingdom which expires in September 2026.